USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, June 2025 contracts	53	$3,475,950	May-25	$284,400	9.8%
NYMEX RBOB Gasoline Futures RB, June 2025 contracts	3	270,560	May-25	16,783	0.6%
NYMEX Natural Gas Futures NG, March 2026 contracts	16	692,210	Feb-26	22,670	0.8%
	72	4,438,720		323,853	11.2%
Open Commodity Futures Contracts - Short
United States Contracts(a)
NYMEX Natural Gas Futures NG, June 2025 contracts	17	(711,450)	May-25	(12,240)	(0.4)%
NYMEX WTI Crude Oil Futures CL, March 2026 contracts	28	(1,761,391)	Feb-26	(97,809)	(3.4)%
	45	(2,472,841)		(110,049)	(3.8)%
Total Open Commodity Futures Contracts(b)	117	$1,965,879		$213,804	7.4%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Collateral amounted to $227,079 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	7.4%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.